Borrowings and Debt Securities	12 Months Ended
Dec. 31, 2018
Borrowings and Debt Securities [Abstract]
Borrowings and Debt Securities
26.	Borrowings and Debt Securities

(1)	Borrowings and debt securities as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Current liabilities
Short-term borrowings	￦	1,038,328	860,602
Current portion of long-term borrowings		128,543	312,994
Current portion of debt securities		7,961,182	6,790,778
Less : Current portion of discount on long-term borrowings		(886)	(972)
Less : Current portion of discount on debt securities		(3,882)	(1,974)
Add : Current portion of premium on debt securities		—	20

		9,123,285	7,961,448

Non-current liabilities
Long-term borrowings		2,455,737	3,280,015
Debt securities		43,270,825	49,905,077
Less : Discount on long-term borrowings		(21,113)	(22,000)
Less : Discount on debt securities		(81,424)	(89,913)
Add: Premium on debt securities		82	—

		45,624,107	53,073,179

	￦	54,747,392	61,034,627

(2)	Repayment schedule of borrowings and debt securities as of December 31, 2017 and 2018 are as follows:

2017
Type		Borrowings	Debt Securities
		In millions of won
Less than 1 year	￦	1,166,871	7,961,182
1~ 5 years		1,117,222	25,047,075
Over 5 years		1,338,515	18,223,750

	￦	3,622,608	51,232,007

2018
Type		Borrowings	Debt Securities
		In millions of won
Less than 1 year	￦	1,173,596	6,790,778
1~ 5 years		1,911,226	30,175,734
Over 5 years		1,368,789	19,729,343

	￦	4,453,611	56,695,855

(3)	Short-term borrowings as of December 31, 2017 and 2018 are as follows:

2017
Type	Creditor	Interest rate (%)	Maturity	Foreign currency		Local currency
In millions of won and thousands of foreign currencies
Local short-term borrowings	KTB Investment and securities and others	1.57~2.47	2018.01.12~ 2018.09.19	—	￦	686,561
Foreign short-term borrowings	SCNT and others	4.60~6.50	2018.12.03	USD 8,955		9,594
Foreign short-term borrowings	Export-import Bank of Korea	3M Libor+0.41~0.63	2018.12.18	AUD 327,259		273,314
Local bank overdraft	Nonghyup Bank	3.04	2018.01.02	—		51,300
Local bank overdraft	Woori Bank	Standard overdraft rate+1.12	2018.02.27	—		17,559

					￦	1,038,328

2018
Type	Creditor	Interest rate (%)	Maturity	Foreign currency		Local currency
In millions of won and thousands of foreign currencies
Local short-term borrowings	KTB Investment and securities and others	2.05~2.51	2019.01.04~ 2019.02.20	—	￦	674,000
Foreign short-term borrowings	SCNT and others	4.60~6.50	2019.12.03	USD 8,955		10,013
Foreign short-term borrowings	BDO Unibank	6.59	2020.12.17(*)	PHP 450,000		9,581
Local bank overdraft	Nonghyup Bank	2.59~3.09	2019.01.10~ 2019.12.31	—		142,773
Local bank overdraft	Woori Bank	Standard overdraft rate+1.09	2019.02.26	—		24,235

					￦	860,602

(*)	The contractual maturity is 2020 but is classified as short-term borrowing due to intention of early payment in 3 months after borrowing.

(4)	Long-term borrowings as of December 31, 2017 and 2018 are as follows:

2017
Type		Interest rate (%)	Maturity		Foreign currency		Local currency
		In millions of won and thousands of foreign currencies
Local long-term borrowings
Korea Development Bank	Others	0.50	2018~2044		—		￦	4,909
	Facility	2.45~4.60	2023~2028		—			68,883
	Facility	1yr KoFC bond rate +0.31	2018		—			25,000
	Operating funds	2.59~3.04	2018~2020		—			47,000
	Operating funds	1yr KoFC bond rate +0.95	2020		—			14,000
KEB Hana Bank	Commercial Paper	3M CD+0.24~0.32	2021~2022		—			400,000
	Facility	4.60	2028		—			15,038
	Facility	3yr KTB rate-1.25	2018~2028		—			8,947
IBK	PF Refinancing	CD+1.25	2030		—			22,500
Export-Import Bank of Korea	Project loans	1.50	2026		—			25,042
	Operating funds	2.21	2020		—			35,000
Korea Energy Agency	Development of power resources	3yr KTB rate-2.25	2023~2025		—			6,765
	Facility	3yr KTB rate-2.25	2018~2024		—			3,121
	Project loans	—	2022~2025		—			3,733
	Others	KTB rate -2.25	2024~2028		—			18,455
Shinhan Bank	Collateral borrowing	2.32	2019		—			30,000
	Facility	CB rate +1.10	2028		—			22,557
	Operating funds	2.70	2018		—			15,000
	Others	4.10	2035		—			105,000
	Others	Standard overdraft rate+1.10	2035		—			105,000
Kookmin Bank	Facility	3.16	2020		—			10,000
	Facility	MOR+0.79	2023		—			35,000
Others	Facility	1.75~4.60	2026~2029		—			148,423
	Facility	CB rate+1.10~1.20	2022~2028		—			46,278
	PF Refinancing	4.10	2030		—			62,500
	Others	4.50~8.00	2022~2039		—			102,346

								1,380,497

Foreign long-term borrowings
Korea Energy Agency	Project loans	—	2021~2023		USD 8,744			9,368
Export-Import Bank of Korea and others	Direct loan and others	1M Libor+1.80~ 3.20	2036		USD 64,913			69,548
	Direct loan and others	3M Libor+2.75~ 3.70	2027		JOD 168,663			254,514
	Commercial loan and others	3M Libor+1.50~ 2.50	2030~2033		USD 289,026			309,662
	PF Loan	6M Libor+1.70~ 2.50	2032		USD 123,253			132,054
SCNT and others	Shareholder’s loan	6.50~8.00		2023		USD 41,718			￦	44,697
	Shareholder’s loan	8.00		2031		JOD 5,136				7,750
PT PJB	Shareholder’s loan	12.75		2019		IDR 10,932,568				864
Samsung Life Insurance and others	Syndicated Loan	3.10		2032		JPY 5,325,000				50,540
Woori Bank and others	Syndicated Loan	JPY 6M Libor+2.00		2032		JPY 3,435,000				32,602
SMBC and others	Equity Bridge Loan	1M Libor+0.90		2019		USD 70,986				76,054
IFC and others	Others	6M Libor+5.00		2031		PKR 16,652,350				161,195
Federal Financing Bank	PF loan	2.39		2031		USD 48,366				51,819
Others	Others	—		2019		USD 2,907				3,116

										1,203,783

										2,584,280
Less : Discount of long-term borrowings										(21,999)
Less : Current portion of long-term borrowings										(128,543)
Add : Current portion of discount on long-term borrowings										886

									￦	2,434,624

2018
Type		Interest rate (%)	Maturity	Foreign currency	Local currency
		In millions of won and thousands of foreign currencies
Local long-term borrowings
Korea Development Bank	Others	0.50	2019~2044	—	￦	4,154
	Facility	2.45~4.60	2023~2028	—		66,793
	Operating funds	2.59~3.56	2020~2021	—		67,000
	Operating funds	1yr KoFC bond rate +0.95	2020	—		14,000
KEB Hana Bank	Commercial Paper	3M CD+0.19~0.32	2021~2023	—		950,000
	Facility	4.60	2028	—		13,781
	Facility	3yr KTB rate-1.25	2019~2028	—		8,072
IBK	PF Refinancing	CD+1.25	2030	—		22,500
Export-Import Bank of Korea	Project loans	1.50	2026	—		22,096
	Operating funds	2.21	2020	—		35,000
Korea Energy Agency	Development of power resources	3yr KTB rate-2.25	2023~2025	—		5,558
	Facility	3yr KTB rate-2.25	2019~2024	—		2,589
	Project loans	—	2023	—		1,197
	Others	KTB rate -2.25	2024~2028	—		17,347
Shinhan Bank	Collateral borrowing	2.32	2019	—		30,000
	Facility	CB rate+1.10	2028	—		20,672
	Others	3.95	2035	—		103,851
	Others	Standard overdraft rate+1.00	2035	—		103,851
Kookmin Bank	Facility	3.16	2020	—	￦	10,000
	Facility	MOR+0.79	2023	—		30,333
Others	Facility	1.75~4.60	2026~2036	—		168,080
	Facility	CB rate+1.10~1.60	2023~2036	—		52,810
	PF Refinancing	4.10	2030	—		62,500
	Others	4.50~7.90	2022~2039	—		102,347

					1,914,531

Foreign long-term borrowings
Korea Energy Agency	Project loans	—	2021~2023	USD 8,744		9,776
Export-Import Bank of Korea and others	Direct loan and others	1M Libor+1.80~3.20	2036	USD 123,909		138,542
	Direct loan and others	3M Libor+2.75~3.70	2027	JOD 158,524		249,783
	Commercial loan and others	3M Libor+1.50~2.50	2030~2033	USD 277,538		310,315
	PF Loan	6M Libor+1.70~2.50	2032	USD 126,798		141,773
SCNT and others	Shareholder’s loan	8.00	2031	JOD 4,853		7,647
	Shareholder’s loan	6.50~8.00	2023	USD 44,680		49,956
	Others	3.88	2021	USD 278,105		310,427
PT PJB	Shareholder’s loan	12.75	2019	IDR 5,569,304		428
Samsung Life Insurance and others	Syndicated Loan	3.10	2032	JPY 5,286,835		53,565
Woori Bank and others	Syndicated Loan	JPY 6M Libor+2.00	2032	JPY 3,410,381		34,553
SMBC and others	Equity Bridge Loan	1M Libor+0.90	2019	USD 44,019		49,218
IFC and others	Others	6M Libor+5.00	2031	PKR 25,900,420		206,944
Federal Financing Bank and others	PF loan	2.39~13.00	2031~2038	USD 102,322		114,406
Others	Others	—	2019	USD 1,025		1,145

						1,678,478

						3,593,009
Less : Discount of long-term borrowings						(22,972)
Less : Current portion of long-term borrowings						(312,994)
Add : Current portion of discount on long-term borrowings						972

					￦	3,258,015

(5)	Local debt securities as of December 31, 2017 and 2018 are as follows:

	Issue date	Maturity	Interest rate (%)		2017	2018
	In millions of won
Electricity Bonds	2009.12.03~ 2018.12.04	2019.01.08~ 2048.10.29	1.62~5.45	￦	20,700,000	24,480,000
Electricity Bonds	2013.06.25	2018.06.25	3M CD+0.31		150,000	—
Corporate Bonds(*1)	2009.05.04~ 2018.11.09`	2019.01.21~ 2048.11.09	1.36~6.00		21,122,708	23,223,228

					41,972,708	47,703,228
Less : Discount on local debt securities					(37,816)	(41,247)
Less : Current portion of local debt securities					(5,200,000)	(5,330,000)
Add : Current portion of discount on local debt securities					923	1,035

				￦	36,735,815	42,333,016

(*1)	Corporate bonds of HeeMang Sunlight Power Co., Ltd. amounting to ￦2,697 million can be redeemed every March 31 after five years from its issue date, March 31, 2016.

(6)	Foreign debt securities as of December 31, 2017 and 2018 are as follows:

	2017
Type	Issue date	Maturity	Interest rate (%)	Foreign currency		Local currency
	In millions of won and thousands of foreign currencies
FY-96	1996.04.01~ 1996.12.06	2026.12.01~ 2096.04.01	6.00~8.37	USD 249,070	￦	266,854
FY-97	1997.01.31~ 1997.08.04	2027.02.01~ 2027.08.01	6.75~7.00	USD 314,717		337,188
FY-04	2004.04.23	2034.04.23	5.13	USD 286,920		307,406
FY-08	2008.11.27	2018.11.27	4.19	JPY 20,000,000		189,822
FY-11	2011.07.13	2021.07.13	4.75	USD 500,000		535,700
FY-12	2012.09.19	2022.09.19	3.00	USD 750,000		803,550
FY-13	2013.02.05~ 2013.11.27	2018.02.05~ 2018.11.27	1.88~2.88	USD 1,900,000		2,035,660
FY-13	2013.09.26~ 2013.10.23	2019.03.26~ 2019.04.23	1.50~1.63	CHF 400,000		437,888
FY-13	2013.09.25	2020.09.25	5.75	AUD 325,000		271,427
FY-13	2013.02.20~ 2013.07.25	2018.02.20~ 2018.07.25	3M Libor+0.84~1.50	USD 500,000		535,700
FY-14	2014.02.11~ 2014.12.02	2019.02.11~ 2029.07.30	2.38~3.57	USD 1,500,000		1,607,100
FY-15	2015.06.15	2025.06.15	3.25	USD 300,000		321,420
FY-16	2016.01.21	2021.07.21	2.50	USD 300,000		321,420
FY-17	2017.04.12~ 2017.07.25	2020.04.12~ 2027.07.25	2.38~3.13	USD 1,100,000		1,178,540
FY-17	2017.10.30	2037.10.30	1.70	EUR 40,000		51,170
FY-17	2017.11.16	2037.11.16	2.36	SEK 450,000		58,454

						9,259,299
Less : Discount on foreign debt securities						(47,490)
Add : Premium on foreign debt securities						82
Less : Current portion of foreign debt securities						(2,761,182)
Add : Current portion of discount on foreign debt securities						2,959

					￦	6,453,668

	2018
Type	Issue date	Maturity	Interest rate (%)	Foreign currency		Local currency
	In millions of won and thousands of foreign currencies
FY-96	1996.04.01~ 1996.12.06	2026.12.01~ 2096.04.01	6.00~8.37	USD 249,071	￦	278,488
FY-97	1997.01.31~ 1997.08.04	2027.02.01~ 2027.08.01	6.75~7.00	USD 314,717		351,885
FY-04	2004.04.23	2034.04.23	5.13	USD 286,920		320,805
FY-11	2011.07.13	2021.07.13	4.75	USD 500,000		559,050
FY-12	2012.09.19	2022.09.19	3.00	USD 750,000		838,575
FY-13	2013.09.26~ 2013.10.23	2019.03.26~ 2019.04.23	1.50~1.63	CHF 400,000		454,488
FY-13	2013.09.25	2020.09.25	5.75	AUD 325,000		256,038
FY-14	2014.02.11~ 2014.12.02	2019.02.11~ 2029.07.30	2.38~3.57	USD 1,500,000		1,677,150
FY-15	2015.06.15	2025.06.15	3.25	USD 300,000		335,430
FY-16	2016.01.21	2021.07.21	2.50	USD 300,000		335,430
FY-17	2017.04.12~ 2017.07.25	2020.04.12~ 2027.07.25	2.38~3.13	USD 1,100,000		1,229,910
FY-17	2017.10.30	2037.10.30	1.70	EUR 40,000		51,166
FY-17	2017.11.16	2037.11.16	2.36	SEK 450,000		56,061
FY-18	2018.01.29~ 2018.07.25	2021.01.29~ 2023.07.25	3.00~3.88	USD 1,800,000		2,012,580
FY-18	2018.03.13	2028.03.13	3.35	HKD 1,650,000		235,571

						8,992,627
Less : Discount on foreign debt securities						(50,640)
Add : Premium on foreign debt securities						20
Less : Current portion of foreign debt securities						(1,460,778)
Add : Current portion of discount on foreign debt securities						939
Less: Current portion of premium on foreign debt securities						(20)

					￦	7,482,148

(7)	Changes in borrowings and debt securities for the years ended December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Beginning balance	￦	53,639,205	54,747,392
Cash flow		2,269,513	5,972,336
Effect of exchange rate fluctuations		(1,169,418)	322,515
Others		8,092	(7,616)

Ending balance	￦	54,747,392	61,034,627